Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks		$ 56,502	$ 61,192
Investment securities
Held-to-maturity (fair value $66,275 and $74,088, respectively)		78,634	84,045
Available-for-sale ($338 and $858 pledged as collateral, respectively)	[1]	85,992	69,706
Loans held for sale (including $2,251 and $2,011 of mortgage loans carried at fair value, respectively)		2,573	2,201
Loans
Total loans		379,832	373,835
Less allowance for loan losses		(7,583)	(7,379)
Net loans		372,249	366,456
Premises and equipment		3,565	3,623
Goodwill		12,536	12,489
Other intangible assets		5,547	6,084
Other assets (including $3,548 and $702 of trading securities at fair value pledged as collateral, respectively)	[1]	60,720	57,695
Total assets		678,318	663,491
Deposits
Noninterest-bearing		84,158	89,989
Interest-bearing (including $5,754 and $2,818 of time deposits carried at fair value, respectively)		434,151	422,323
Total deposits		518,309	512,312
Short-term borrowings		15,518	15,279
Long-term debt		58,002	51,480
Other liabilities		27,449	28,649
Total liabilities		619,278	607,720
Shareholders’ equity
Preferred stock		6,808	6,808
Common stock, $.01 par value per share, authorized: 4,000,000,000 shares; issued: 2024 and 2023 —2,125,725,742 shares		21	21
Capital surplus		8,715	8,673
Retained earnings		76,863	74,026
Less cost of common stock in treasury: 2024 — 565,929,654 shares; 2023 — 567,732,687 shares		(24,065)	(24,126)
Accumulated other comprehensive income (loss)		(9,764)	(10,096)
Total U.S. Bancorp shareholders’ equity		58,578	55,306
Noncontrolling interests		462	465
Total equity		59,040	55,771
Total liabilities and equity		678,318	663,491
Commercial | Commercial
Loans
Total loans		139,484	131,881
Commercial | Commercial real estate
Loans
Total loans		48,859	53,455
Consumer | Residential mortgages
Loans
Total loans		118,813	115,530
Consumer | Credit card
Loans
Total loans		30,350	28,560
Consumer | Other retail
Loans
Total loans		$ 42,326	$ 44,409

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.